Long-term debt and capital lease obligations (Tables)	6 Months Ended
Jun. 30, 2019
Long-term debt and capital lease obligations
Schedule of long-term debt and capital lease obligations
Long-term debt
in € THOUS
	June 30,	December 31,
	2019	2018

Amended 2012 Credit Agreement	2.429.198	1.887.357
Bonds	4.150.072	3.700.446
Convertible Bonds	396.356	393.232
Accounts Receivable Facility	262.817	-
Capital lease obligations(1)	-	36.144
Other	192.979	134.855
Long-term debt(2)	7.431.422	6.152.034
Less current portion	(1.508.584)	(1.106.519)
Long-term debt, less current portion(2)	5.922.838	5.045.515
(1) As of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these are transferred to balance sheet items "Current portion of long-term lease liabilities" and "Long-term lease liabilities, less current portion" (see Note 1).
(2) Labeled as "Long-term debt and capital lease obligations" as of December 31, 2018, this line item included lease liabilities from capital leases in accordance with IAS 17. From 2019, these are transferred to balance sheet item "Long-term lease liabilities, less current portion" (see Note 1).

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement
Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	June 30, 2019		June 30, 2019 (1)

Revolving credit USD 2017 / 2022	$900.000	€790.861	$-	€-
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€600.000	€600.000
USD term loan 2017 / 2022	$1.290.000	€1.133.568	$1.290.000	€1.133.568
EUR term loan 2017 / 2022	€301.000	€301.000	€301.000	€301.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.225.429		€2.434.568

	Maximum amount available		Balance outstanding
	December 31, 2018		December 31, 2018 (1)

Revolving credit USD 2017 / 2022	$900.000	€786.026	$-	€-
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€-	€-
USD term loan 2017 / 2022	$1.350.000	€1.179.039	$1.350.000	€1.179.039
EUR term loan 2017 / 2022	€315.000	€315.000	€315.000	€315.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.280.065		€1.894.039

(1) Amounts shown are excluding debt issuance costs.

Schedule of accounts receivable facility
Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	June 30, 2019 (1)		June 30, 2019 (2)

Accounts Receivable Facility	$900.000	€790.861	$300.000	€263.620

	Maximum amount available		Balance outstanding
	December 31, 2018 (1)		December 31, 2018 (2)

Accounts Receivable Facility	$900.000	€786.026	$-	€-

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.